February 21, 2018

VIA EDGAR

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, D.C.  20549

         Re:    Eaton Vance Senior Income Trust (the “Trust”)

                  Registration Statement on Form N-2 (333-227968; 811-09013)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Trust of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The total registration fee for purposes of this filing is $3,364.97, which is the registration fee attributable to the unsold securities under the Registrant's Registration Statement on Form N-2 (File No. 333-207588) filed February 12, 2016 and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the Securities Act.

The Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on November 20, 2018, and to make certain other non-material changes as marked therein. We request that the Staff review the Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Registration Statement, unless otherwise indicated. The comments and the Trust’s responses are set forth as follows:

  Comment: In the Trust’s Prospectus under the “Portfolio contents” section, please specify, if possible, the securities to which Senior Loans are senior and to which they are not senior.

Response:	The following disclosure has been added to the “Portfolio contents” section in the Trust’s Prospectus and to “Investment Objective, Policies and Risks” section in the Trust’s Prospectus Summary and Prospectus:

Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock that is senior to subordinated debtholders and stockholders of the borrower.

  Comment: The prospectus states that the Trust may engage in total return swaps. When the Trust does engage in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Note that the SEC has issued a release proposal to update the regulations for Trust use of derivatives for the purposes of Section 18. Be aware that the SEC could issue a new rule and/or guidance related to the Trust’s use of derivatives, which could impact the manner in which the Trust operates.

Response: The Trust acknowledges this comment.

  Comment: If the Trust intends to write (sell) credit default swaps, confirm that it will segregate the full notional amount payable under each agreement.

Response: The Trust confirms that if the Trust writes a credit default swap, it will segregate the full notional amount payable under the agreement.

  Comment: The Staff is aware that rating agencies and the financial media have recently reported that traditional lender protections are being eroded and that “covenant lite” loans are increasingly common as discussed in a Wall Street Journal article titled “Leveraged Loans Not as Safe as They Once Were” dated August 16, 2018. If the Trust intends to invest in covenant lite loans, please describe such loans and the extent to which the Trust may invest in such loans and consider enhancing the disclosure of the risks of such loans.

Response:

The following disclosure has been added to the Trust’s Prospectus Summary under “Special Risk Considerations - Senior Loans Risk” and the Trust’s Prospectus under “Additional Risk Considerations – Senior Loans Risk”:

The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Trust may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. The Trust may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.

In addition, the following disclosure has been added to the Trust’s Prospectus under “Investment Objective, Policies and Risks - Primary Investment Policies - Senior Loans”:

A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Trust may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. Bankruptcy laws in foreign jurisdictions, including emerging markets, may differ significantly from U.S. bankruptcy law and the Trust’s rights with respect to a loan governed by the laws of a foreign jurisdiction may be more limited.

Questions should be directed to the undersigned at (617) 672-8655.

Sincerely,

/s/  Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President